Statement of Changes in Net Assets Available for Benefits - EBP 005 $ in Thousands	12 Months Ended
Apr. 30, 2025 USD ($)
Income:
Plan’s interest in the Medtronic, Inc. Master Trust Fund income	$ 1,155,064
Interest income on notes receivable from participants	7,409
Total income	1,162,473
Contributions:
Participant	508,727
Employer, net	345,866
Rollover	61,495
Total contributions	916,088
Total additions	2,078,561
Deductions:
Benefits paid	(1,290,889)
Total deductions	(1,290,889)
Net increase	787,673
Net assets available for benefits:
Beginning of year	12,933,137
End of year	$ 13,720,810